Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accounts receivable, net | ¥	¥ 1,494		¥ 1,758
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	483,068,176		483,068,176
Ordinary shares, issued	163,294,773		163,294,773
Ordinary shares, outstanding	162,143,025		163,294,773
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	16,931,824		16,931,824
Ordinary shares, issued	16,931,824		16,931,824
Ordinary shares, outstanding	16,931,824		16,931,824